Retirement obligations - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lump-sum retirement benefits
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 323	€ 270
Increases	109	53
Decreases	0	0
Currency translation	0	0
Other provisions at end of period	432	323
Total Non-current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	323	270
Increases	109	53
Decreases	0	0
Currency translation	0	0
Other provisions at end of period	€ 432	€ 323